UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MH Elite Portfolio of Funds, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2011

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

MH Elite Portfolio of Funds, Inc. 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2011 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and our latest offering, MH Elite Income Fund of Funds.

A look back on 2011 unveils a series of highs and lows and everything in between. A media bonanza to raise our hopes and exploit our fears.

During the first quarter, the stock markets reacted to a devastating earthquake, tsunami and nuclear crisis in Japan. Political unrest in North Africa and the Middle East including uprisings in Tunisia, Egypt and Libya sent oil prices skyrocketing. The sovereign debt crisis in Europe, centering on problems in Greece and a downgrade of Spain’s credit rating, became a daily reminder of how unsettling and fragile the financial markets and economies were around the world. China’s economy started to show signs of weakness. Claims for unemployment insurance rose unexpectedly and U.S. consumer sentiment declined in March at a pace not seen since the financial crisis began in 2008. The S&P 500 Index was up 7% before turning negative in early March then rallying again in the last two weeks of March to finish the quarter up 5.4%.

During the second quarter, Standard and Poor’s issued a warning that it might lower its rating on U.S. government debt. A 10% correction in commodities in early May sent stocks in emerging markets tumbling. Stock markets stalled throughout Asia while the U.S. market dropped for six straight weeks, the longest weekly losing streak for stocks since 2002. Index of home prices in large metro areas reached their lowest level since 2002. On the bright side, the unemployment rate dipped to a two year low and the Dow Jones Industrial Average had its best week in two years in June as U.S. manufacturing rebounded. The S&P 500 Index ended the first half of 2011 up 6%.

During the third quarter, stock markets around the world, with more questions of uncertainty than answers, plunged on fears of a global recession. Between July and October stock markets experienced bear market declines of 15% to 25%. U.S. credit rating was downgraded by Standard and Poor’s and worries over European bank debt widened beyond Greece to include Italy, Portugal and Ireland. Home sales of previous owned homes were on pace to be the worst in 14 years. In August, the Dow Jones Industrial Average got whipsawed with four 400 point swings in a row for the first time in its 115 year history. Positive news came out of Washington when the Federal Reserve pledged to keep its key interest rate at its record low of nearly zero through the middle of 2013. Through September 30, 2011, the S&P 500 Index was down 8.7%.

During the fourth quarter, the stock market rallied but not without fanfare. In October, headlines reported global stock markets blast off on relief over European debt solution and stocks enjoy their best month since 1974. In November, global markets plunged as Europe struggled to contain its debt crisis. Was it a wonder that so many have lost faith in the stock market? The Super Committee was not so super as it failed to reach a deal to cut the federal budget deficit. Was anybody really surprised as the committee was comprised of the same people who couldn’t reach an agreement during the summer months? In spite of the doom and gloom throughout the year, the S&P 500 Index managed to post a modest 2% gain for the year.

So what is an investor to do amidst all the media noise, headlines, rumors and innuendos? Sometimes the best course of action is no action. For more than a century the stock market has survived wars, recessions, scandals and natural disasters. All the (financial) news that’s fit to print isn’t always in our best interest when it comes to investing for our future. You’ll never reach your financial goals if you take every detour to avoid the bumps in the road. Investors who stay the course with a diversified portfolio will be in a better position to participate in the next market recovery.

Stock mutual funds had their worst year since 1998 relative to their benchmarks as fund managers had to navigate higher than normal volatility in 2011. Each of the nine style boxes tracked by Morningstar, which acts as a benchmark for U.S. stock performance, were negative for the year. Each of the foreign and emerging market indexes suffered double digit losses. It has been proven that even the best performing managers go through periods of underperformance. Top performing funds will generally underperform their respective benchmark 30% of the time over a ten year cycle.

For the year 2011, MH Elite Small Cap Fund of Funds was down 7.1%. By comparison the Russell 2000 index of small cap stocks lost 4.2%. For 2011 ours was a riches to rags story in terms of performance. Our underperformance relative to the index can be attributed to the poor performances of the funds that contributed the most to our performance in 2010. Our best performers in 2010 were our worst performers in 2011. This highlights the trend that top performing funds over longer periods of time will also under perform at various times. Our best performer in 2010 was Parnassus Small Cap with a gain of 39% but in 2011 it lost 13.3%. Schneider Small Cap Value, Dreyfus Opportunistic Small Cap and Royce Micro Cap also followed up strong performances in 2010 (32%, 32.3% and 30%, respectively) with sub par returns in 2011 with losses of  24%, 14.3% and 12.1%, respectively. It is worth noting, that at the time of this writing, the aforementioned funds have been some of our best performers year to date in 2012. A few funds managed positive returns in 2011, including SouthernSun Small Cap (a fund added to the portfolio in March), up 5.7%, Allianz NFJ Small Cap Value, up 2.5% and  Janus Triton, up 2.6%. Each underlying fund follows its own investment strategy and will not follow the sector weightings of an index. Consequently, funds that were over weighted to financials, technology, precious metals and/or natural resources in 2011 were likely to have underperformed.

In 2011, we sold Schroder US Opportunities to purchase Marshall Small Cap Growth, replaced American Century Small Cap Value with Homestead Small Company Stock and  added Fidelity Small Cap Discovery to replace TCW Small Cap Growth. We trimmed our holdings in Schneider Small Cap Value, Perkins Small Cap Value and Royce Micro Cap to purchase SouthernSun Small Cap. Adirondack Small Cap was also a new addition to the Fund. We continue to search for the best mix of funds we believe will create a balanced approach to investing in small cap stocks over the long term.

MH Elite Small Cap Fund of Funds has performed very well over the past decade relative to other fund of funds. For the 10 year period 2001 – 2011, our 10 year average annual return ranked in the top 13% out of 3757 fund of funds tracked by Morningstar.

For the year 2011, MH Elite Fund of Funds was down 5.7% which trailed the returns of the S&P 500 Index and the Russell 1000 Index, up 2.1% and 1.5%, respectively. As was the case with the Small Cap Fund of Funds, last year’s best performer was our worst performing fund in 2011 by far. The Fairholme fund, managed by Bruce Berkowitz who was recognized by Morningstar as the U.S. stock fund manager of the decade, lost 32.4% this past year, with a large portion of his assets focusing on financials, following returns of 25.5% in 2010 and 39% 2009. While many shareholders fled the fund, as performance suffered, we held our position and have been rewarded nicely as the Fairholme fund has been on a tear in 2012 as the top performing large cap value fund to start the year. Our fund of funds investing style allows us the flexibility to hold onto funds that may be temporarily out of sync with the overall market.

Other funds that detracted from our performance were Columbia Value and Restructuring, -10.8%, Blackrock US Opportunities, -9.2% and Aston/Fairpointe Mid Cap, -6.5%. We received index beating returns from Wells Fargo Advantage Growth, up 8.3%, Fidelity Select Consumer Staples, up 8.8%, Sterling Capital Equity Income, up 8.2% and Artisan Mid Cap Value with a gain of 6.4%.

Funds with back to back years of sub par performances were sold mid year including Janus Contrarian, Dodge and Cox Stock, Schneider Value and Wasatch Large Cap Value and were replaced with Weitz Partners III Opportunity, Ridgeworth Mid Cap Value Equity, Pimco Fundamental Index Plus Trust, Gabelli Asset AAA and Ivy Mid Cap Growth. In addition we added Yacktman, Scout Mid Cap and Brown Advisory Growth Equity in September while liquidating our positions in Fidelity Leveraged Company Stock, American Fundamental Investors and Parnassus.

For the year 2011, MH Elite Select Portfolio of Funds was down 12.9%. Relative to the foreign markets, the Fund held up fairly well with its broad diversification into alternative asset classes. In general, the typical foreign fund was down about 15% while emerging market funds lost approximately 20% in 2011. We were able to trim our losses by investing in energy, health care, allocation funds and a market neutral fund.  Our best performer was T. Rowe Price Health Sciences with a gain of 11%. Other funds with modest positive returns included Permanent Portfolio, 2.1%, and TFS Market Neutral, 0.1%. While their returns were not exciting, they did help to reduce the Fund’s exposure to the volatile foreign markets that got punished by the European sovereign debt crisis. Funds investing in precious metals were hardest hit with losses exceeding 20%. Franklin Gold and Precious Metals, down 24.6%, and Nuveen Tradewinds Global Resources, down 22.7%, were most impacted by the decline in the value of precious metals. T. Rowe Price Latin America, down 25.2%, also had a difficult year with holdings heavily weighted to precious metal stocks and financials. Benefiting from rising oil prices, Vanguard Energy, though down 1.7%, helped to offset some of the losses sustained by our other holdings. As was the case with the Fairholme fund mentioned above, Janus Overseas, led by recent Morningstar Manager of the Year, Brent Lynn, was our worst performer with a loss of 32.8%. And like Fairholme, Janus Overseas has been our best performing holding to start the New Year. A breakdown of regional exposure reveals the Fund’s allocation at 26% to Greater Europe, 28% to Greater Asia, 15% to Latin America and 31% invested in North America.

Due to the addition of our fourth fund, MH Elite Income Fund of Funds, a number of notable changes were made to the Select Portfolio of Funds. We reduced our exposure to global bonds and allocation funds that invest in stocks and bonds. This has the impact of increasing our investment in equity holdings. We also are minimizing the overlap in the Funds now available. To this end, we sold Templeton Global Bond, Ivy Asset Strategy, Blackrock Global Allocation and Pimco Global Multi Asset.  With only approximately 20% of assets in foreign stocks, we sold T. Rowe Price Media and Telecommunications and purchased the fund in MH Elite Fund of Funds. We also replaced Metzler/Payden European Emerging Markets with Virtus Emerging Market Opportunities, a more diversified emerging market fund. We sold Blackrock Health Sciences Opportunities and added to our other healthcare fund, T. Rowe Price Health Sciences. We used the proceeds from funds sold to add Fidelity Canada, First Eagle Global and Royce Global Value to the portfolio.

In August we introduced our latest offering, MH Elite Income Fund of Funds. The Fund will focus on income/bond funds so that we can offer an alternative investment to our equity funds.  We feel this fund will provide shareholders an opportunity to better manage the risks associated with investing. The Fund will attempt to manage risk and market volatility by investing in a wide range of income funds including funds that invest in U.S. treasury securities, corporate bonds, bank debt, mortgage backed securities, inflation indexed securities, debt securities of foreign government and corporate issuers, convertible bonds, high yield/junk bonds and emerging market debt. The Fund may also invest in equity funds that invest in dividend paying common stocks to generate income.

The initial purchases of underlying funds for MH Elite Income Fund of Funds were made in October as we built cash to a reasonable amount before investing. For the period ended December 31, 2011, the Fund ended up 1.4%.  Currently the Fund holds 50% if its assets in cash, but this will be significantly reduced in the coming months as we continue implementing our investment strategy. Please turn to page 22 for a complete list of our initial holdings and to view funds by investment category.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.

Sincerely,

/s/ Harvey Merson

Harvey Merson

President

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2011

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
SouthernSun Small Cap Inv	6.2	Parnassus Small Cap	7.7	Royce 100 Inv	5.1
Allianz NFJ Small Cap Value I	5.2	Pimco Small Cap StocksPLUS TR I	6.7	Janus Triton T	4.6
Homestead Small Company Stock	4.6	Fidelity Small Cap Discovery	6.3	Marshall Small Cap Growth Y	3.1
Perkins Small Cap Value I	3.9	TFS Small Cap	6.0
Schneider Small Cap Value	3.4	T. Rowe Price Small Cap Stock	5.7
Adirondack Small Cap	3.1	Dreyfus Opportunistic Small Cap	5.6
		Royce Dividend Value Inv	5.1
		Cambiar Small Cap Inv	5.1
		Royce Micro Cap Inv	3.5

Short-Term Securities and Other Assets – 9.1%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
32%	35%	33%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

December 31, 2011

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2001 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2011
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-7.09%	-2.44%	3.27%
Russell 2000 Index	-4.18%	0.15%	5.62%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2011

Mutual Funds (90.9%)	Shares	Value

Parnassus Small Cap	16,032	$ 321,930
Pimco Small Cap StockPLUS TR I	41,037	278,228
Fidelity Small Cap Discovery	13,228	264,947
Southernsun Small Cap Inv	13,177	259,461
TFS Small Cap	20,933	250,152
T Rowe Price Small Cap Stock	7,556	236,113
Dreyfus Opportunistic Small Cap	10,300	234,027
Allianz NFJ Small Cap Value I	7,471	217,994
Royce Dividend Value Inv	33,875	214,768
Cambiar Small Cap Inv	12,740	213,273
Royce 100 Inv	24,282	212,226
Janus Triton T	11,906	193,351
Homestead Small Company Stock*	8,344	190,989
Perkins Small Cap Value I	8,000	163,200
Royce Micro Cap Inv	9,999	145,379
Schneider Small Cap Value*	10,339	142,155
Adirondack Small Cap	9,434	130,660
Marshall Small Cap Growth Y	7,489	128,732

Total Mutual Funds (Cost $ 3,711,860)		3,797,585

Short-Term Securities (7.3%)

Fidelity Institutional Money Market (Cost $ 305,649)		305,649

Total Short-Term Securities		305,649

Total Investments in Securities (Cost $ 4,017,509)		4,103,234

Other Assets (1.8%)		74,966

Net Assets (100%)		$ 4,178,200

* Non-income producing security during the period.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2011

Assets

Investments in securities at value (Cost $ 4,017,509)	$ 4,103,234
Cash	74,966

Total Assets	4,178,200

Liabilities

Total Liabilities	-

Net Assets	$ 4,178,200

Capital Stock, no par (issued and outstanding – 750,484)	$ 4,357,561
Accumulated realized losses on investments	(265,086)
Net unrealized appreciation on investments	85,725

Net Assets	$ 4,178,200

Net asset value per share	$ 5.57

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2011

Investment income

Dividend income from underlying funds	$ 22,589
Interest income from underlying funds	6,843
Dividend income from money market	173

Total investment income	29,605

Expenses
Investment advisory fees (note 2)	42,240
Administrative service fees	10,560
Total expenses	52,800

Net investment loss	(23,195)

Realized and unrealized gain/(loss) on investments

Capital gain distributions from underlying funds	152,823
Net realized gain from investments	112,597
Net change in unrealized depreciation on investments	(553,832)
Net realized and unrealized loss on investments	(288,412)

Net decrease in net assets resulting from operations	$ (311,607)

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2011 and 2010

	2011	2010
Increase in net assets from operations
Net investment income/(loss)	$ (23,195)	$ 22,779
Capital gain distributions from underlying funds	152,823	37,499
Net realized gain/(loss) from investments	112,597	(22,173)
Change in unrealized appreciation/(depreciation) on investments	(553,832)	700,312
Net increase/(decrease) in net assets resulting from operations	(311,607)	738,417

Distributions to shareholders from:
Net investment income	(22,779)	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	269,798	148, 281
Total increase/(decrease)	(64,588)	886,698

Net assets at beginning of period	4,242,788	3,356,090
Net assets at end of period	$ 4,178,200	$ 4,242,788

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2011

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Sterling Capital Equity Income I	5.4	Weitz Partners III Opportunity I	5.1	Wells Fargo Advantage Growth Adm	5.2
Mainstay ICAP Select Equity I	5.2	Pimco Fundamental Index Plus Trust I	5.0	Brown Advisory Growth Equity I	4.3
Amana Income	4.4	Gabelli Asset AAA	4.7	Primecap Odyssey Growth	4.3
Yacktman	4.2			Amana Growth	4.0
Fairholme	3.8			Fidelity Select Consumers Staples	3.3
Columbia Value and Restructuring Z	3.6			T Rowe Price Media & Telecommunications	3.0

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Artisan Mid Cap Value Inv	4.7	Aston/Fairpointe Mid Cap N	4.3	Ivy Mid Cap Growth I	4.3
Ridgeworth Mid Cap Value Equity I	3.6	Scout Mid Cap	4.0	Blackrock US Opportunities I	4.1

                                                 Short-Term Securities and Other Assets – 9.5%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
27%	36%	37%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

December 31, 2011

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2011
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	-5.75%	-2.09%	2.00%
Russell 1000 Index	1.50%	-0.02%	3.76%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

December 31, 2011

Mutual Funds (90.5%)	Shares	Value

Sterling Capital Equity Income I	23,476	$ 347,675
Wells Fargo Advantage Growth Adm	9,395	336,445
Mainstay ICAP Select Equity I	9,852	334,564
Weitz Partners III Oportunity I	27,778	333,056
Pimco Fundamental Index Plus Trust I	61,189	326,748
Artisan Mid Cap Value Inv	15,527	305,889
Gabelli Assett AAA	6,346	302,089
Amana Income	9,000	285,750
Primecap Odyssey Growth	18,850	281,621
Brown Advisory Growth Equity I*	21,872	278,653
Ivy Mid Cap Growth I	16,138	276,923
Aston/Fairpointe Mid Cap N	9,347	276,589
Yacktman	15,366	269,053
Blackrock US Opportunitites I	7,939	265,868
Amana Growth	10,602	256,997
Scout Mid Cap	20,113	255,833
Fairholme	10,691	247,505
Columbia Value and Restructuring Z	5,278	234,666
Ridgeworth Mid Cap Value Equity I	23,511	230,878
Fidelity Select Consumer Staples	2,965	211,845
T Rowe Price Media & Telecomunications	4,136	194,003

Total Mutual Funds (Cost $ 5,611,066)		5,852,650

Short-Term Securities (8.5%)

Fidelity Institutional Money Market (Cost $ 550,613)		550,613

Total Short-Term Securities (Cost $ 550,613)		550,613

Total Investments in Securities (Cost $ 6,161,679)		6,403,263

Other Assets (1.0%)		63,524

Net Assets (100%)		$ 6,466,787

* Non-income producing security during the period.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2011

Assets

Investments in securities at value (Cost $ 6,161,679)	$ 6,403,263
Cash	63,524

Total Assets	6,466,787

Liabilities

Total Liabilities	-

Net Assets	$ 6,466,787

Capital Stock, no par (issued and outstanding – 1,313,134)	$ 6,811,659
Accumulated realized losses on investments	(586,456)
Net unrealized appreciation on investments	241,584

Net Assets	$ 6,466,787

Net asset value per share	$ 4.92

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2011

Investment Income

Dividend income from underlying funds	$53,759
Interest income from underlying funds	16,301
Dividend income from money market	364
Total investment income	70,424

Expenses
Investment advisory fees (note 2)	64,121
Administrative service fees	16,030
Total expenses	80,151
Net investment loss	(9,727)

Realized and unrealized gain/(loss) on investments

Capital gain distributions from underlying funds	142,974
Net realized loss from investments	(344,627)
Net change in unrealized depreciation on investments	(140,569)
Net realized and unrealized loss on investments	(342,222)

Net decrease in net assets resulting from operations	($351,949)

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2011 and 2010

	2011	2010
Increase in net assets from operations
Net investment loss	$ (9,727)	$ (23,830)
Capital gain distributions from underlying funds	142,974	30,883
Net realized loss from investments	(344,627)	(136,728)
Change in unrealized appreciation /(depreciation) on investments	(140,569)	937,788
Net increase/(decrease) in net assets resulting from operations	(351,949)	808,113

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	431,044	71,728
Total increase	79,095	879,841

Net assets at beginning of period	6,387,692	5,507,851
Net assets at end of period	$ 6,466,787	$ 6,387,692

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2011

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Latin America/ Emerging Markets	%	Precious Metals	%
Allianz NFJ International Value I	3.6	Oppenheimer Developing Markets Y	5.6	Franklin Gold and Precious Metals Adv	2.6
Harbor International I	3.4	Virtus Emerging Markets Opportunities I	4.8
Blackrock International Opportunities I	3.2	Wasatch Emerging Markets Small Cap	4.6
Oakmark International I	3.2	Lazard Emerging Markets Equity I	4.4
Fidelity Canada	3.1	T. Rowe Price Latin America	4.0
T. Rowe Price International Discovery	3.1
Manning & Napier International S	3.0
Janus Overseas T	2.8

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Energy Inv	2.5	Prudential Global Real Estate Z	4.6	T. Rowe Price Health Sciences	4.8
Nuveen Tradewinds Global Resources I	2.0

World Stock	%	World Allocation	%	Conservative Allocation	%
Royce Global Value Inv	3.1	First Eagle Global I	3.1	Permanent Portfolio	5.4
Nuveen Global Infrastructure I	2.2

Long – Short/ Market Neutral	%
TFS Market Neutral	6.0

Short-Term Securities and Other Assets – 14.9%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

December 31, 2011

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
DOLLARS
4/6/2006
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
S & P 500 Index
$10,699
MH Elite Select
Portfolio of Funds
$9,059
MH Elite Select Portfolio of Funds
S & P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2011
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	-12.93%	-1.31%	-1.72%
S & P 500 Index	2.11%	-0.25%	1.18%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2011

Mutual Funds (85.1%)	Shares	Value

TFS Market Neutral	17,250	$ 249,947
Oppenheimer Developing Markets Y	7,996	231,653
Permanent Portfolio	4,841	223,100
Virtus Emerging Markets Opportunities I	23,128	201,211
T. Rowe Price Health Sciences	6,053	197,333
Wasatch Emerging Markets Small Cap*	86,899	192,047
Prudential Global Real Estate Z	10,867	191,688
Lazard Emerging Markets Equity I	10,830	181,941
T. Rowe Price Latin America	4,310	167,351
Allianz NFJ International Value I	8,325	150,343
Harbor International I	2,661	139,584
Oakmark International I	8,036	132,998
Blackrock International Opportunities I	4,498	132,332
Fidelity Canada	2,590	129,869
First Eagle Global I	2,831	128,171
Royce Global Value Inv	10,879	127,720
T. Rowe Price International Discovery	3,422	127,692
Manning and Napier International S	16,324	124,063
Janus Overseas T	3,626	113,914
Franklin Gold and Precious Metals Adv	2,793	106,406
Vanguard Energy	1,701	102,002
Nuveen Global Infrastructure I	10,593	91,314
Nuveen Tradewinds Global Resources I	4,148	84,197

Total Mutual Funds (Cost $ 3,583,958)		3,526,876

Short-Term Securities (13.8%)

Fidelity Institutional Money Market (Cost $ 573,425)		573,425

Total Short-term Securities (Cost $ 573,425)		573,425

Total Investments in Securities (Cost $ 4,157,383)		4,100,301

Other Assets (1.1%)		44,839

Net Assets (100%)		$ 4,145,140

 * Non-income producing security during the period.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2011

Assets

Investments in securities at value (Cost $ 4,157,383)	$ 4,100,301
Cash	44,839

Total Assets	4,145,140

Liabilities

Total Liabilities	-

Net Assets	$ 4,145,140

Capital Stock, no par (issued and outstanding – 919,001)	$ 4,558,783
Accumulated realized losses on investments	(356,561)
Net unrealized depreciation on investments	(57,082)

Net Assets	$ 4,145,140

Net asset value per share	$ 4.51

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2011

Investment income

Dividend income from underlying funds	$ 53,276
Interest income from underlying funds	2,033
Dividend income from money market	457
Total investment income	55,766

Expenses
Investment advisory fees (note 2)	74,403
Administrative service fees	10,629
Total expenses	85,032

Net investment loss	(29,266)

Realized and unrealized gain (loss) on investments

Capital gain distributions from underlying funds	55,773
Net realized gain from investments	81,531
Net change in unrealized depreciation on investments	(667,372)
Net realized and unrealized loss on investments	(530,068)

Net decrease in net assets resulting from operations	$ (559,334)

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2011 and 2010

	2011	2010
Increase in net assets from operations
Net investment loss	$ (29,266)	$ (19,375)
Capital gain distributions from underlying funds	55,773	55,261
Net realized gain/(loss) from investments	81,531	(15,774)
Change in unrealized appreciation/(depreciation) on investments	(667,372)	470,640
Net increase/(decrease) in net assets resulting from operations	(559,334)	490,752

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	450,906	(5,356)
Total increase (decrease)	(108,428)	485,396

Net assets at beginning of period	4,253,568	3,768,172
Net assets at end of period	$ 4,145,140	$ 4,253,568

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2011

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Lord Abbett Short Duration Income F	5.4	DoubleLine Total Return Bond I	7.1	Loomis Sayles Bond I	7.1
Weitz Short/Intermediate Inc I	5.4

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Aegis High Yield	3.6	Pimco Emerging Local Bond I	7.1	Templeton Global Bond Adv	3.5

Bank Loan	%	Convertibles	%	Conservative Allocation	%
Fidelity Floating Rate High Income	3.7	Allianz AGIC Convertible D	3.6	Hussman Strategic Total Return	3.5

Short-Term Securities and Other Assets – 50.0%

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

December 31, 2011

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2011
Average Annual
Since inception (8/15/2011)
MH Elite Income Fund of Funds	1.40%
Barclays Capital Aggregate Bond Index	1.92%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2011

Mutual Funds (50.0%)	Shares	Value

Pimco Emerging Local Bond I	9,930	$ 99,801
DoubleLine Total Return Bond I	8,929	98,482
Loomis Sayles Bond I	7,062	98,376
Lord Abbett Short Duration Income F	16,741	76,004
Weitz Short/Intermediate Inc I	6,068	75,061
Fidelity Floating Rate High Income	5,330	51,386
Allianz AGIC Convertible D	1,933	50,561
Aegis High Yield	5,562	50,334
Hussman Strategic Total Return	4,013	49,358
Templeton Global Bond Adv	3,965	49,048

Total Mutual Funds (Cost $ 700,000)		698,411

Short-Term Securities (47.6%)

Fidelity Institutional Money Market (Cost $ 665,826)		665,826

Total Short-term Securities (Cost $ 665,826)		665,826

Total Investments in Securities (Cost $ 1,365,826)		1,364,237

Other Assets (2.4%)		33,102

Net Assets (100%)		$ 1,397,339

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2011

Assets

Investments in securities at value (Cost $ 1,365,826)	$ 1,364,237
Cash	33,102

Total Assets	1,397,339

Liabilities

Total Liabilities	-

Net Assets	$ 1,397,339

Capital Stock, no par (issued and outstanding – 275,805)	$ 1,387,020
Accumulated realized gain on investments	4,934
Net investment income	6,974
Net unrealized depreciation on investments	(1,589)

Net Assets	$ 1,397,339

Net asset value per share	$ 5.07

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Operations

For The Period August 15, 2011 (inception)

through Ended December 31, 2011

Investment income

Dividend income from underlying funds	$ 834
Interest Income from underlying funds	9,974
Dividend income from money market	84
Total investment income	10,892

Expenses
Investment advisory fees (note 2)	3,134
Administrative service fees	784
Total expenses	3,918

Net investment income	6,974

Realized and unrealized gain (loss) on investments

Capital gain distributions from underlying funds	4,934
Net change in unrealized depreciation on investments	(1,589)
Net realized and unrealized gain on investments	3,345

Net increase in net assets resulting from operations	$ 10,319

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Period August 15, 2011 (inception)

through Ended December 31, 2011

2011[1]
Increase in net assets from operations
Net investment gain	$ 6,974
Capital gain distributions from underlying funds	4,934
Change in unrealized depreciation on investments	(1,589)
Net increase in net assets resulting from operations	10,319

Distributions to shareholders from:
Net investment income	-
Realized gains	-
Total distributions	-

Capital share transactions (note 5)	1,387,020
Total increase	1,397,339

Net assets at beginning of period	0
Net assets at end of period	$ 1,397,339

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

December 31, 2011

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933.  MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.  MH Elite Portfolio of Funds, Inc. offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007 – 2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2011

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Each Fund recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at December 31, 2011. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2011 the net investment losses for each Fund is as follows:

Small Cap Fund of Funds - $23,195             Fund of Funds - $9,727               Select Portfolio of Funds - $29,266

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.75%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.38% to 2.50% of average net assets.

For the period ended December 31, 2011 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 42,240

MH Elite Fund of Funds

$ 64,121

MH Elite Select Portfolio of Funds

$ 74,403

MH Elite Income Fund of Funds

$   3,134

For the period ended December 31, 2011 other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

$ 10,560

MH Elite Fund of Funds

$ 16,030

MH Elite Select Portfolio of Funds

$ 10,629

MH Elite Income Fund of Funds

$     784

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2011

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2011 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 1,370,000	$ 1,066,337
MH Elite Fund of Funds	$ 2,605,000	$ 2,383,903
MH Elite Select Portfolio of Funds	$ 1,000,000	$ 953,581
MH Elite Income Fund of Funds	$ 700,000	$ 0

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2011, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 320,360	$ 234,635
MH Elite Fund of Funds	$ 455,381	$ 213,797
MH Elite Select Portfolio of Funds	$ 184,084	$ 241,166
MH Elite Income Fund of Funds	$ 3,346	$ 4,934

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2011, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$-	$8,308
Undistributed long-term capital gain	$-	$-	$-	$3,600
Unrealized appreciation	$85,725	$241,584	$-	$-

At December 31, 2011, the MH Elite Income Fund of Funds has undistributed net investment income of $11,908.  As a result, the Funds’ management declared a dividend of .030121 and a long-term distribution of .013054 per share to the shareholders of record on December 31, 2011 with an ex and pay date of January 6, 2011.  No dividends were declared or paid on the remaining Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2011, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2016	$ 12,381	$191,004	$254,076	-
December 31, 2017	$252,705	$ 87,954	$102,485	-
December 31, 2018	-	$105,845	-	-
Indefinitely	-	$201,653		-
Total	$265,086	$586,456	$356,561	-

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2011

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2011, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Sold	89,906	$ 505,038	41,993	$ 231,375
Shares issued in reinvestment of distributions	3,720	22,469	-	-
	93,626	527,507	41,993	231,375
Shares redeemed	(46,487)	(257,709)	(16,119)	(83,094)
Net Increase/(Decrease)	47,139	$ 269,798	25,874	$ 148,281

	MH Elite Fund of Funds
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Sold	220,497	$ 1,078,015	129,913	$ 625,745
Shares issued in reinvestment of distributions	-	-	-	-
	220,497	1,078,015	129,913	625,745
Shares redeemed	(132,200)	(646,971)	(116,266)	(554,017)
Net Increase	88,297	$ 431,044	13,647	$ 71,728

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2011

5.

CAPITAL SHARE TRANSACTIONS  (continued)

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2011		For the year ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares Sold	189,112	$ 908,327	98,905	$ 460,703
Shares issued in reinvestment of distributions	-	-	-	-
	189,112	908,327	98,905	460,703
Shares redeemed	(91,457)	(457,421)	(98,513)	(466,059)
Net Increase	97,655	$ 450,906	392	$ (5,356)

	MH Elite Income Fund of Funds
	For the period ended December 31, 2011
	Shares	Amount
Shares Sold	276,501	$ 1,390,500
Shares issued in reinvestment of distributions	-
	276,501	1,390,500
Shares redeemed	(696)	(3,480)
Net Increase/(Decrease)	275,805	$ 1,387,020

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2011

6.

FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 4,103,234	$ 6,403,263	$ 4,100,301	$ 1,364,237
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 4,103,234	$ 6,403,263	$ 4,100,301	$ 1,364,237

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011.

(b)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Annualized

(e)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of MH Elite Portfolio of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds, Inc.), (collectively the “Funds”), including the schedules of investments, as of December 31, 2011 and the related statements of operations for the year then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund, the statements of changes in net assets for each of the two years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund, and the financial highlights for each of the five years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2011, the results of their operations for the year or the periods indicated therein then ended, the changes in its net assets for each of the periods indicated therein, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 24, 2012

 MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2011

(Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

ANNUAL SHAREHOLDER MEETING

The annual meeting of Shareholders of MH Elite Portfolio of Funds, Inc. was held on October 28, 2011. All shareholders of record as of September 16, 2011 were asked to vote on the election of five directors and to ratify or reject the selection of the firm Sanville and Company as the independent public accountants to audit and certify financial statements of the Funds for the fiscal year ending December 31, 2011.

Shareholders voted in favor of Jeff Holcombe, Vince Rettino, Howard Samms, Tice Walker and Vincent Farinaro to serve a one year term as the Corporation’s Board of Directors effective January 1, 2012.

Shareholders voted to ratify the selection of Sanville and Company, to serve as the independent public accountants.

There were no other matters presented to the Board.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2011

(Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On November 16, 2011, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

•

The background, education and experience of the Advisor’s personnel

•

Investment strategies and decision making processes

•

The nature, extent and quality of the services to be provided by the investment adviser

•

Investment performance of the Funds

•

Compensation to the adviser and analysis of the adviser’s profitability with respect to the Funds

•

Financial condition and stability of the adviser

•

Possible conflicts of interest between the adviser and the Funds

•

Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Accounting, auditing and legal services are outsourced by the adviser. Some shareholder services are being provided by Mutual Shareholder Services, LLC.  Huntington National Bank serves as the Funds custodian. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds.  The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds’ assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2011

(Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2011 through December 31, 2011.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth and sixth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During the Period July 1, 2011 to December 31, 2011 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 896	$5.97	(b)
Actual – MH Elite Fund of Funds	$1,000	$ 911	$6.02	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 856	$9.36	(c)
Actual – MH Elite Income Fund of Funds	$1,000 (d)	$1,014	$4.76	(e)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.38
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,015	$10.21

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.34% to 2.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

(d)

Beginning account value as of 8/15/2011, the Fund’s inception date.

(e)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period multiplied by 138/365 to reflect the Fund’s inception date.

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

December 31, 2011

(Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested directors serve on the Board of Directors of each Fund and are elected annually by shareholders.

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 83	Independent Director	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 66	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired from Johnson and Johnson Healthcare Systems, Director of Finance	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 43	Independent Director	One Year, Since 9-1-2003	Actuary	4	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 56	Interested Director, Vice-President	One Year, Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None
Vincent Rettino (b) 235 Russell Avenue Rahway, NJ 07065 36	Interested Director	One Year, Since 10-31-2008	Teacher Union, NJ School District, MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Disinterested directors are compensated by the adviser and not the Funds

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

December 31, 2011

(Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 60	President and Chief Compliance Office	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 56	Vice President, Chief Information Officer and Director	Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  The Chairman of the Board is paid an additional $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue, Rahway, NJ 07065.

Item 3. Audit Committee Financial Expert.

MH Elite Portfolio of Funds, Inc. manages a small fund with less than

20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the

Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2011             2010

                     -------          -------

Audit Fees          $ 20,000         $ 17,000

Audit-Related              0                0

Tax Fees               3,950            3,900

All Other Fees             0                0

                    ---------          -------

Total               $ 23,950         $ 20,900

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer'

within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End

         Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the

Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2)  Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President

      (Principal Executive Officer)

Date: March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President

       (Principal Financial Officer)

Date March 7, 2012